Basis of Presentation and Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Schedule of Concentration Risk of Total Lease Rental Income	Except for the lessees noted in the tables below, no other single lessee accounted for more than 10% of the Company’s total lease rental income for the three months ended March 31, 2023 and 2022:

	Three Months Ended
	March 31
Total Lease Rental Income	2023	2022
Customer A	25.4%	23.3%
Customer B	11.7%	14.7%
Customer C	10.8%	11.2%